Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Mandatory convertible bonds underwriting and professional fees	$ 26	$ 0	$ 0
Loss on disposal of land, equipment and assets, mineral rights and exploration properties	19	13	2
Indirect tax expenses and legal claims	17	29	(18)
Impairment of other receivables	9	7	0
Loss on sale of Tau Lekoa Gold mine	7	0	0
Impairment Of Investments	2	12	6
Mining contractor termination costs	1	0	1
Profit on disposal of investments	(52)	0	0
Insurance claim recovery	(19)	(7)	0
Royalties received	(8)	0	0
(Recovery)/loss on consignment inventory	(5)	12	0
Certain royalty and production related payment interests in the United States of America sold to Royal Gold Inc.	0	0	(14)
Deferred income on sale of La Rescatada exploration interest recognized in Peru	0	0	(8)
Recovery of exploration costs previously expensed in South Africa and Peru	0	0	(4)
Contributions by other members to Nufcor Uranium Trust situated in South Africa	0	0	(3)
Costs relating to the issue of rights granted to E ordinary shareholders	0	0	9
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(3)	10	(64)
Australia [Member] | Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit Disposal Of Interest	0	(56)	0
Colombia [Member] | B2 Gold Corporation [Member]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Impairment Of Investments		12
Profit on disposal of investments	(45)
Component Of Operating Other Cost And Expense [Line Items]
Profit Disposal Of Interest	0	0	(33)
Nufcor International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit Disposal Of Interest	$ 0	$ 0	$ (2)